Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 97,537	$ 143,867
Restricted cash	395	352
Accounts receivable	18,635	8,513
Inventories	3,733	3,691
Deferred income tax asset	4,691	3,838
Prepaid expenses and other current assets	18,131	14,645
Total current assets	143,122	174,906
Property and equipment:
Land	49,887	53,982
Buildings and building improvements	343,718	340,959
Leasehold improvements	187,433	164,075
Assets under capital leases	50,398	49,670
Equipment	281,736	253,890
Construction in progress	26,709	7,201
Total property and equipment	939,881	869,777
Accumulated depreciation and amortization	(438,378)	(402,022)
Property and equipment, net of accumulated depreciation	501,503	467,755
Goodwill	125,515	74,377
Intangible assets, net of accumulated amortization	3,007	957
Investments in unconsolidated affiliates	5,079	7,073
Deferred income tax asset	101,847	100,043
Other	18,029	19,510
Total assets	898,102	844,621
Current liabilities:
Accounts payable	42,181	43,321
Accrued expenses	32,563	27,306
Deferred revenue	23,513	15,273
Current maturities of capital leases and long-term financing obligations	9,667	6,870
Total current liabilities	107,924	92,770
Long-term liabilities:
Long-term debt	209,690	209,619
Capital leases and long-term financing obligations, less current maturities	230,203	238,763
Deferred revenue	30,669	31,827
Other	31,071	25,831
Total long-term liabilities	501,633	506,040
Commitments and contingencies (Notes 15 and 16)
Stockholders' equity:
Preferred Stock, $1.00 par value per share: 1,000,000 shares authorized, no shares issued
Common Stock, $0.03 par value per share: 52,500,000 shares authorized, 24,935,103 shares issued and 24,420,032 shares outstanding at December 31, 2014, and 23,528,038 shares issued and 23,059,959 shares outstanding at December 31, 2013	744	698
Treasury stock, 515,071 and 468,079 shares at cost at December 31, 2014 and 2013, respectively	(13,565)	(11,914)
Paid-in capital	493,587	440,306
Accumulated deficit	(192,221)	(183,279)
Total stockholders' equity	288,545	245,811
Total liabilities and stockholders' equity	$ 898,102	$ 844,621